Directors and Senior Management	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Directors and Senior Management
27 – DIRECTORS AND SENIOR MANAGEMENT

Remuneration of Directors of the Company	$ million
	2020	2019	2018
Emoluments	6	8	12
Value of released awards under long-term incentive plans	6	12	20
Employer contributions to pension plans	1	1	1

Emoluments comprise salaries and fees, annual bonuses (for the period for which performance is assessed) and other benefits. The value of released awards under long-term incentive plans for the period is in respect of the performance period ending in that year. In 2020 retirement benefits were accrued in respect of qualifying services under defined benefit plans by two Directors.

Further information on the remuneration of the Directors can be found in the Directors’ Remuneration Report on pages 116-119.

Directors and Senior Management expense	$ million
	2020	2019	2018
Short-term benefits	14	18	26
Retirement benefits	3	3	3
Share-based compensation	17	15	14
Termination and related amounts	2	2	—
Total	36	38	43

Directors and Senior Management comprise members of the Executive Committee and the Non-executive Directors of the Company.
Short-term benefits comprise salaries and fees, annual bonuses delivered in cash and shares (for the period for which performance is assessed), other benefits and employer social security contributions.